MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2019
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

2. MARKETABLE SECURITIES:

As of July 31, 2019 and 2018, the Company’s marketable securities were classified as follows:

	July 31, 2019				July 31, 2018
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Non-current:
Available-for-sale:
Mutual funds	$845,306	$264,425	$—	$1,109,731	$774,602	$237,149	$—	$1,011,751
Corporate equity securities	1,656,156	814,340	—	2,470,496	1,567,089	562,988	—	2,130,077
	$2,501,462	$1,078,765	$—	$3,580,227	$2,341,691	$800,137	$—	$3,141,828

Investment income for the years ended July 31, 2018, 2017 and 2016 consists of the following:

	2019	2018
Interest income	$56,918	$25,414
Dividend income	105,687	86,354
Gain (loss) on sale of marketable securities	46,415	(805)
Total	$209,020	$110,963